Goodwill - Impairment testing (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jul. 25, 2017	Sep. 30, 2016
Impairment Testing
Length of cash flow projections used in assumptions and calculations of impairment	5 years	5 years
Stock market capitalization	€ 15,379	€ 12,020
Kiro Grifols S.L (Spain) (formerly Kiro Robotics S.L)
Impairment Testing
Additional stake acquired (as a percent)			40.00%	50.00%
Bioscience
Impairment Testing
Perpetual growth rate	2.00%	2.00%
Pre-tax discount rate	9.50%	8.60%
Diagnostic
Impairment Testing
Perpetual growth rate	2.00%	2.00%
Pre-tax discount rate	10.60%	10.30%
Hospital
Impairment Testing
Perpetual growth rate	1.40%
Pre-tax discount rate	13.30%